Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured and carried at fair value in the financial statements on a recurring basis are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2015
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$10	$35	$15	$60
States, municipalities and political subdivisions	—	3,934	32	3,966
Foreign government	—	13	—	13
Residential MBS	—	2,400	184	2,584
Commercial MBS	—	1,938	36	1,974
Asset-backed securities (“ABS”)	—	3,159	333	3,492
Corporate and other	16	12,801	580	13,397
Total AFS fixed maturities	26	24,280	1,180	25,486
Trading fixed maturities	—	114	—	114
Equity securities	372	31	83	486
Variable annuity assets (separate accounts) (*)	—	608	—	608
Equity options — fixed indexed annuities	—	241	—	241
Other assets — derivatives	—	2	—	2
Total assets accounted for at fair value	$398	$25,276	$1,263	$26,937
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,369	$1,369
Other liabilities — derivatives	—	8	—	8
Total liabilities accounted for at fair value	$—	$8	$1,369	$1,377

December 31, 2014
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$11	$38	$15	$64
States, municipalities and political subdivisions	—	3,627	24	3,651
Foreign government	—	13	—	13
Residential MBS	—	2,970	235	3,205
Commercial MBS	—	2,077	37	2,114
Asset-backed securities	—	2,613	175	2,788
Corporate and other	11	10,771	484	11,266
Total AFS fixed maturities	22	22,109	970	23,101
Trading fixed maturities	—	127	—	127
Equity securities	289	50	47	386
Variable annuity assets (separate accounts) (*)	—	662	—	662
Equity options — fixed indexed annuities	—	322	—	322
Total assets accounted for at fair value	$311	$23,270	$1,017	$24,598
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,160	$1,160
Other liabilities — derivatives	—	13	—	13
Total liabilities accounted for at fair value	$—	$13	$1,160	$1,173
 (*)   Variable annuity liabilities equal the fair value of variable annuity assets.

Fair value measurements, Levels 1 and 2 transfers
The transfers between Level 1 and Level 2 for the years ended December 31, 2015, 2014 and 2013 are reflected in the table below at fair value as of the end of the reporting period (dollars in millions):

	Level 2 To Level 1 Transfers						Level 1 To Level 2 Transfers
	# of Transfers			Fair Value			# of Transfers			Fair Value
	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013
Perpetual preferred stocks	—	1	—	$—	$4	$—	—	3	—	$—	$14	$—
Common stocks (*)	1	—	2	—	—	18	1	1	—	—	—	—
Redeemable preferred stocks	—	—	1	—	—	5	—	—	—	—	—	—

Unobservable inputs used by management in determining fair value of embedded derivatives
The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives at December 31, 2015. See Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.30% – 2.95% over the risk free rate
Risk margin for uncertainty in cash flows	0.58% reduction in the discount rate
Surrenders	3% – 18% of indexed account value
Partial surrenders	2% – 10% of indexed account value
Annuitizations	0.75% – 1.5% of indexed account value
Deaths	1.5% – 4.0% of indexed account value
Budgeted option costs	1.75% – 3.5% of indexed account value

Changes in balances of Level 3 financial assets and liabilities
Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2015, 2014 and 2013 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	24	—	—	9	(1)	—	—	32
Residential MBS	235	(2)	(2)	—	(32)	48	(63)	184
Commercial MBS	37	(1)	(1)	—	(2)	4	(1)	36
Asset-backed securities	175	1	(5)	184	(40)	28	(10)	333
Corporate and other	484	(4)	(9)	147	(47)	9	—	580
Equity securities	47	(3)	(6)	51	—	—	(6)	83
Embedded derivatives (*)	(1,160)	(17)	—	(257)	65	—	—	(1,369)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $28 million in 2015.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2013	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2014
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	20	—	1	—	—	3	—	24
Residential MBS	267	4	3	10	(27)	62	(84)	235
Commercial MBS	24	(1)	—	—	—	14	—	37
Asset-backed securities	62	2	(2)	88	(17)	65	(23)	175
Corporate and other	292	3	13	88	(60)	151	(3)	484
Equity securities	8	1	1	31	—	12	(6)	47
Embedded derivatives (*)	(804)	(182)	—	(221)	47	—	—	(1,160)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $58 million in 2014.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2012	Net income	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2013
AFS fixed maturities:
U.S. government agency	$20	$(2)	$(3)	$—	$—	$—	$—	$15
State and municipal	15	—	(1)	10	—	—	(4)	20
Residential MBS	315	4	21	3	(47)	65	(94)	267
Commercial MBS	22	(2)	—	—	—	4	—	24
Asset-backed securities	233	4	(3)	9	(49)	9	(141)	62
Corporate and other	212	—	(16)	107	(12)	2	(1)	292
Equity securities	18	—	—	25	—	—	(35)	8
Embedded derivatives (*)	(465)	(182)	—	(192)	35	—	—	(804)

(*)	Total realized/unrealized gains (losses) included in net income for the embedded derivatives reflects gains related to the unlocking of actuarial assumptions of $2 million in 2013.

Fair value of financial instruments
The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying Value	Fair Value	Level 1	Level 2	Level 3
December 31, 2015
Financial assets:
Cash and cash equivalents	$262	$262	$262	$—	$—
Mortgage loans	880	883	—	—	883
Policy loans	201	201	—	—	201
Total financial assets not accounted for at fair value	$1,343	$1,346	$262	$—	$1,084
Financial liabilities:
Annuity benefits accumulated (*)	$26,422	$25,488	$—	$—	$25,488
Total financial liabilities not accounted for at fair value	$26,422	$25,488	$—	$—	$25,488

December 31, 2014
Financial assets:
Cash and cash equivalents	$222	$222	$222	$—	$—
Mortgage loans	890	892	—	—	892
Policy loans	210	210	—	—	210
Total financial assets not accounted for at fair value	$1,322	$1,324	$222	$—	$1,102
Financial liabilities:
Annuity benefits accumulated (*)	$23,291	$22,901	$—	$—	$22,901
Total financial liabilities not accounted for at fair value	$23,291	$22,901	$—	$—	$22,901

(*)	Excludes $200 million and $201 million of life contingent annuities in the payout phase at December 31, 2015 and 2014, respectively.